Document And Entity Information	12 Months Ended
Jan. 30, 2016
Document and Entity Information [Text Block] [Abstract]
Entity Registrant Name	Dollar Tree Inc
Entity Central Index Key	0000935703
Current Fiscal Year End Date	--01-30
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 30, 2016